Equipment on Operating Leases - Lease Payments Owed for Equipment Under Operating Leases (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Operating Leases Future Minimum Payments Receivable [Abstract]
2018	$ 175
2019	109
2020	59
2021	29
2022	7
Beyond 5 years	1
Total	$ 380